Analysis of cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Analysis of cash and cash equivalents
Analysis of cash and cash equivalents

29 Analysis of cash and cash equivalents

	2020	2019	2018
	£m	£m	£m
At 1 January
- cash	80,993	91,368	100,724
- cash equivalents	19,595	17,568	21,881
	100,588	108,936	122,605
Net cash outflow	38,611	(8,348)	(13,669)
At 31 December	139,199	100,588	108,936

Comprising:
Cash and balances at central banks	124,489	80,993	91,368
Trading assets	9,220	12,578	11,610
Other financial assets	173	459	40
Loans to banks - amortised cost (1)	5,317	6,558	5,918
Cash and cash equivalents	139,199	100,588	108,936

Note:

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £7,592 million (2019 - £7,570 million; 2018 - £7,302 million).

Certain members of NatWest Group are required by law or regulation to maintain balances with the central banks in the jurisdictions in which they operate. Natwest Markets N.V. had mandatory reserve deposits with De Nederlandsche Bank N.V. of €81 million (2019 - €47 million).